Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents
Schedule of cash and cash equivalents

	June 30, 2025	December 31, 2024
Current accounts	31,547	66,153
Bank deposits	6	25,005
Fiduciary deposits	10,000	—
1-month 0% US T-Bill”	—	19,891
Cash and cash equivalents	41,553	111,049

Currency	June 30, 2025	December 31, 2024
United States Dollars	21,451	94,293
Euro	19,352	16,113
Russian Ruble	101	74
Armenian Dram	37	35
Kazakhstani Tenge	612	529
United Arab Emirates Dirham	—	5
Total	41,553	111,049